OPERATING LEASE - Schedule Of Components Of Lease Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING LEASE
Operating lease expenses	¥ 182,591	¥ 162,448	¥ 116,091
Short-term lease expenses	4,424	1,947	2,177
Total	¥ 187,015	¥ 164,395	¥ 118,268